FINANCIAL INSTRUMENTS AND RISKS - Consolidated Financial Instrument (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial asset	R$ 23,590.9	R$ 26,388.4
Financial liability	34,747.6	35,037.9
Trade payable [member]
IfrsStatementLineItems [Line Items]
Financial liability	24,837.9	25,695.0
Put option granted on subsidiary [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,060.3	3,291.4
Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial liability	729.4	492.5
Interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,770.7	3,100.6
Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	2,349.3	2,458.4
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	30,624.2	31,059.3
Financial liabilities at amortised cost, category [member] | Trade payable [member]
IfrsStatementLineItems [Line Items]
Financial liability	24,837.9	25,695.0
Financial liabilities at amortised cost, category [member] | Interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,770.7	3,100.6
Financial liabilities at amortised cost, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	2,015.6	2,263.7
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	4,123.4	3,978.6
Financial liabilities at fair value through profit or loss, category [member] | Put option granted on subsidiary [member]
IfrsStatementLineItems [Line Items]
Financial liability	3,060.3	3,291.4
Financial liabilities at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial liability	729.4	492.5
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	333.7	194.7
Financial asset, cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial asset	14,852.1	16,597.2
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset	7,791.4	7,084.7
Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	673.6	2,107.5
Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial asset	273.8	599.0
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	22,862.6	23,874.8
Financial assets at amortised cost, category [member] | Financial asset, cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial asset	14,852.1	16,597.2
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset	7,791.4	7,084.7
Financial assets at amortised cost, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	219.1	192.9
Financial assets at amortised cost, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial asset
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	728.3	2,513.6
Financial assets at fair value through profit or loss, category [member] | Financial asset, cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial asset
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset
Financial assets at fair value through profit or loss, category [member] | Financial asset, investment securities [member]
IfrsStatementLineItems [Line Items]
Financial asset	454.5	1,914.6
Financial assets at fair value through profit or loss, category [member] | Derivative hedge [member]
IfrsStatementLineItems [Line Items]
Financial asset	R$ 273.8	R$ 599.0